Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash on Hand	Cash is denominated in the following currencies:
	As of December 31,
	2025	2024
	In thousands of USD
RMB	$23,706	$21,731
HKD	235	263
USD	2,972	4,718
SGD	1	-
Total	$26,914	$26,712